UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment |_|; Amendment Number: _______
     This Amendment (Check only one):             |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Shenkman Capital Management, Inc.
Address:     461 Fifth Avenue, 22nd Floor
             New York, New York 10017

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Richard H. Weinstein
Title:        Executive Vice President
Phone:        212-867-9090

Signature, Place, and Date of Signing:

/s/ Richard H. Weinstein            New York, New York              May 14, 2009
------------------------            ------------------              ------------
       [Signature]                     [City, State]                   [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     $178,321
                                            (thousands)


List of Other Included Managers: None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.

SHENKMAN CAPITAL MANAGEMENT, INC.                         13F SECURITIES HOLDINGS                                   As of 3/31/09

                                                                                                                   VOTING AUTHORITY
                                                       VALUE        SHRS OR    SH/  PUT/  INVESTMENT   OTHER     ------------------
NAME OF ISSUER          TITLE OF CLASS     CUSIP      (X$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------          --------------     -----      --------      -------    ---  ----  ----------  --------   ----    ------ ----
ALLIED WASTE INDS INC   SDCV 4.250% 4/1    019589AD2     2,395       2,600,000  PRN        Sole                 2,600,000

CASELLA WASTE SYS INC   CL A               147448104       154          90,000  SH         Sole                    90,000

CHESAPEAKE ENERGY CORP  NOTE 2.250%12/1    165167CB1       129         250,000  PRN        Sole                   250,000

FLEXTRONICS INTL LTD    NOTE 1.000% 8/0    33938EAL1       612         663,000  PRN        Sole                   663,000

HEALTH CARE REIT INC    NOTE 4.750%12/0    42217KAP1     3,369       3,650,000  PRN        Sole                 3,650,000

HOLOGIC INC             FRNT 2.000%12/1    436440AA9     8,197      12,000,000  PRN        Sole                12,000,000

HRPT PPTYS TR           PFD CONV D         40426W507       176          20,000  SH         Sole                    20,000

INTERNATIONAL GAME
TECHNOLOG               DBCV 2.600%12/1    459902AP7     8,183       8,393,000  PRN        Sole                 8,393,000

INVITROGEN CORP         NOTE 3.250% 6/1    46185RAM2     2,037       2,100,000  PRN        Sole                 2,100,000

ISHARES TR              HIGH YLD CORP      464288513       678          10,000  SH         Sole                    10,000

L-1 IDENTITY SOLUTIONS
INC                     NOTE 3.750% 5/1    50212AAB2     5,449       8,200,000  PRN        Sole                 8,200,000

LAMAR ADVERTISING CO    NOTE 2.875%12/3    512815AH4     7,611       8,250,000  PRN        Sole                 8,250,000

MASSEY ENERGY CO        NOTE 3.250% 8/0    576203AJ2       467         750,000  PRN        Sole                   750,000

MYLAN INC               NOTE 1.250% 3/1    628530AG2    16,857      19,544,000  PRN        Sole                19,544,000

NEXSTAR BROADCASTING
GROUP I                 CL A               65336K103       204         300,000  SH         Sole                   300,000

NII HLDGS INC           NOTE 3.125% 6/1    62913FAJ1       372         525,000  PRN        Sole                   525,000

OMNICARE INC            DBCV 3.250%12/1    681904AL2     6,213       9,450,000  PRN        Sole                 9,450,000

PHARMACEUTICAL RES INC  NOTE 2.875% 9/3    717125AC2     6,510       7,000,000  PRN        Sole                 7,000,000

QWEST COMMUNICATIONS
INTL IN                 NOTE 3.500%11/1    749121BY4     4,589       4,950,000  PRN        Sole                 4,950,000

SCIENTIFIC GAMES CORP   SDCV 0.750%12/0    80874PAD1    10,872      11,915,000  PRN        Sole                11,915,000

SHUFFLE MASTER INC      NOTE 1.250% 4/1    825549AB4     9,750       9,750,000  PRN        Sole                 9,750,000

SHENKMAN CAPITAL MANAGEMENT, INC.                         13F SECURITIES HOLDINGS                                   As of 3/31/09

                                                                                                                   VOTING AUTHORITY
                                                       VALUE        SHRS OR    SH/  PUT/  INVESTMENT   OTHER     ------------------
NAME OF ISSUER          TITLE OF CLASS     CUSIP      (X$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------          --------------     -----      --------      -------    ---  ----  ----------  --------   ----    ------ ----
SINCLAIR BROADCAST
GROUP INC               NOTE 3.000% 5/1    829226AW9     8,325      15,000,000  PRN        Sole                15,000,000

SPDR SERIES TRUST       BRCLYS YLD ETF     78464A417       718          24,400  SH         Sole                    24,400

STEWART ENTERPRISES
INC                     NOTE 3.125% 7/1    860370AH8     6,237       9,900,000  PRN        Sole                 9,900,000

TEVA PHARMACEUTICAL
FIN LLC
                        DBCV 0.250% 2/0    88163VAE9    10,774      10,225,000  PRN        Sole                10,225,000

TIME WARNER TELECOM
INC                     DBCV 2.375% 4/0    887319AC5     3,936       5,250,000  PRN        Sole                 5,250,000

WASTE CONNECTIONS INC   NOTE 3.750% 4/0    941053AG5     9,254       9,300,000  PRN        Sole                 9,300,000

WASTE SERVICES INC DEL  COM NEW            941075202       128          30,000  SH         Sole                    30,000

WATSON PHARMACEUTICALS
INC                     DBCV 1.750% 3/1    942683AC7    19,526      19,975,000  PRN        Sole                19,975,000

WCA WASTE CORP          COM                92926K103       250         157,300  SH         Sole                   157,300

WYETH PHARM             0.965% 01/15/24    983024AD2    24,349      24,533,000  PRN        Sole                24,533,000
                        CVT  FLT

                        TOTAL (x$1,000)                178,321